UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  28-11909
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
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Title:     Director of Portfolio Management
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Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY               11/9/09
       ------------------------   --------------------------  ---------------
             [Signature]               [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              6
                                               -------------

Form 13F Information Table Value Total:           $54,643
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

                              TITLE                        VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
     NAME OF ISSUER           OF CLASS           CUSIP    (x$1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE

CEMEX SAB DE CV               SPON ADR NEW     151290889    5,176   400,000  SH           SOLE                 400,000
ISHARES TR INDEX              FTSE XNHUA IDX   464287184      352     8,580  SH           SOLE                   8,580
ISHARES TR INDEX              MSCI EMERG MKT   464287234   21,284   547,000  SH           SOLE                 547,000
ISHARES TR INDEX              MSCI EMERG MKT   464287234   21,401   550,000  SH  PUT      SOLE                 550,000
MARKET VECTORS ETF TR         RUSSIA ETF       57060U506    4,132   149,000  SH           SOLE                 149,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408    2,298    50,000  SH           SOLE                  50,000
